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                                 ALLEGHANY FUNDS


                       SUPPLEMENT DATED SEPTEMBER 21, 2001
                     TO THE PROSPECTUS (CLASS N SHARES) AND
      STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2001, AS AMENDED
     JULY 31, 2001 AND THE PROSPECTUS (CLASS I SHARES) DATED JULY 31, 2001

Effective September 24, 2001, the Alleghany Funds will change its name to the "ABN AMRO Funds". Also, on that date, the funds listed below will change their names:

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FORMER NAME                                         NEW NAME
----------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Balanced Fund               ABN AMRO/Chicago Capital Balanced Fund
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Alleghany/Chicago Trust Growth & Income Fund        ABN AMRO/Chicago Capital Growth Fund
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Alleghany/Chicago Trust Small Cap Value Fund        ABN AMRO/Chicago Capital Small Cap Value Fund
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Alleghany/Chicago Trust Talon Fund                  ABN AMRO/Talon Mid Cap Fund
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Alleghany/Montag & Caldwell Balanced Fund *         ABN AMRO/Montag & Caldwell Balanced Fund*
----------------------------------------------------------------------------------------------------
Alleghany/Montag & Caldwell Growth Fund *           ABN AMRO/Montag & Caldwell Growth Fund*
----------------------------------------------------------------------------------------------------
Alleghany/TAMRO Large Cap Value Fund                ABN AMRO/TAMRO Large Cap Value Fund
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Alleghany/TAMRO Small Cap Fund                      ABN AMRO/TAMRO Small Cap Fund
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Alleghany/Veredus Aggressive Growth Fund            ABN AMRO/Veredus Aggressive Growth Fund
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Alleghany/Veredus SciTech Fund                      ABN AMRO/Veredus SciTech Fund
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Alleghany/Blairlogie Emerging Markets Fund          Blairlogie Emerging Markets Fund
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Alleghany/Blairlogie International Developed Fund   Blairlogie International Developed Fund
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Alleghany/Chicago Trust Bond Fund                   ABN AMRO/Chicago Capital Bond Fund
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Alleghany/Chicago Trust Municipal Bond Fund         ABN AMRO/Chicago Capital Municipal Bond Fund
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Alleghany/Chicago Trust Money Market Fund           ABN AMRO/Chicago Capital Money Market Fund
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

*For Class N Shares only.



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.